UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07807

Fidelity Revere Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2007

Item 1. Reports to Stockholders

Fidelity® Cash Central Fund

Annual Report

May 31, 2007

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting results") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

1.743118.107 466202.1.0

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Actual	$ 1,000.00	$ 1,026.90	$ .01**
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.93	$ .01**

* Expenses are equal to the Fund's annualized expense ratio of .0017%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** If changes to expense contracts, effective April 1, 2007 had been in effect during the entire period, the annualized expense ratio would have been .0000% and the expenses paid in the actual and hypothetical examples above would have been $0.00 and $0.00, respectively.

Semiannual Report

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 5/31/07	% of fund's investments 11/30/06	% of fund's investments 5/31/06
0 - 30	94.5	95.5	96.2
31 - 90	3.0	3.8	0.8
91 - 180	0.0	0.0	1.2
181 - 397	2.5	0.7	1.8
Weighted Average Maturity
	5/31/07	11/30/06	5/31/06
Fidelity Cash Central Fund	9 Days	5 Days	7 Days
All Taxable Money Market Funds Average*	42 Days	41 Days	36 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2007	As of November 30, 2006
Commercial Paper 0.0%	Commercial Paper 0.8%
Bank CDs, BAs, TDs, and Notes 17.8%	Bank CDs, BAs, TDs, and Notes 0.0%
Government Securities 3.8%	Government Securities 6.0%
Interfund Loans 0.6%	Interfund Loans 0.0%
Repurchase Agreements 78.4%	Repurchase Agreements 93.6%
Net Other Assets** (0.6)%	Net Other Assets** (0.4)%

** Net Other Assets are not included in the pie chart.

Current and Historical Seven-Day Yields

	5/29/07	2/27/07	11/28/06	8/29/06	5/30/06
Fidelity Cash Central Fund	5.31%	5.34%	5.34%	5.31%	5.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Investments May 31, 2007

Showing Percentage of Net Assets

Federal Agencies - 3.8%
Due Date	Yield (a)	Principal Amount	Value
Fannie Mae - 0.4%
3/28/08 to 4/25/08	5.23 to 5.26%	$ 125,223,000	$ 119,614,898
Federal Home Loan Bank - 2.1%
7/2/07 to 2/13/08	5.19 to 5.39 (c)	607,000,000	606,848,459
Freddie Mac - 1.3%
1/7/08 to 5/27/08	5.23 to 5.26	376,147,000	361,664,942
TOTAL FEDERAL AGENCIES			1,088,128,299
Time Deposits - 17.8%

Dexia Bank SA
6/1/07	5.33	1,400,000,000	1,400,000,000
Natixis SA
6/1/07	5.32	1,400,000,000	1,400,000,000
PNC Bank NA, Pittsburgh
6/1/07	5.29	360,000,000	360,000,000
Societe Generale
6/1/07	5.31	1,400,000,000	1,400,000,000
SunTrust Banks, Inc.
6/1/07	5.25	550,000,000	550,000,000
TOTAL TIME DEPOSITS			5,110,000,000
Interfund Loans - 0.6%

With Fidelity Small Cap Independence Fund, at 5.46% due 6/1/2007 (b)	159,456,000	159,456,000
Repurchase Agreements - 78.4%
	Maturity Amount
In a joint trading account at:
5.05% dated 5/31/07 due 6/1/07 (Collateralized by U.S. Treasury Obligations) #	$ 56,008	56,000
5.08% dated 5/31/07 due 6/1/07 (Collateralized by U.S. Treasury Obligations) #	635,083,521	634,994,000
5.31% dated 5/31/07 due 6/1/07 (Collateralized by U.S. Government Obligations) #	275,209,625	275,169,000
5.32% dated 5/31/07 due 6/1/07:
(Collateralized by U.S. Government Obligations) #	4,345,642	4,345,000
(Collateralized by U.S. Government Obligations) #	19,100,555,421	19,097,735,000
Repurchase Agreements - continued
	Maturity Amount	Value
With:
Banc of America Securities LLC at 5.35%, dated 5/31/07 due 6/1/07 (Collateralized by Mortgage Loan Obligations valued at $230,386,016, 0% - 7%, 5/15/08 - 12/12/49)	$ 220,032,694	$ 220,000,000
Countrywide Securities Corp. at:
5.27%, dated 5/31/07 due 6/7/07 (Collateralized by Mortgage Loan Obligations valued at $1,030,000,001, 0%, 11/1/35 - 12/15/36)	1,001,024,722	1,000,000,000
5.35%, dated 5/30/07 due 6/28/07 (Collateralized by Mortgage Loan Obligations valued at $290,037,289, 5.5% - 6.07%, 1/25/21 - 4/25/37) (c)(d)	280,202,413	279,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
5.35%, dated 5/31/07 due 6/1/07 (Collateralized by Mortgage Loan Obligations valued at $257,252,840, 3.5% - 5.58%, 12/1/28 - 8/25/46)	245,036,427	245,000,000
5.4%, dated 5/31/07 due 6/1/07 (Collateralized by Equity Securities valued at $210,000,828)	200,030,014	200,000,000
UBS Warburg LLC at 5.27%, dated 10/5/06 due 10/3/07 (Collateralized by Mortgage Loan Obligations valued at $509,850,460, 5.62% - 6.07%, 4/25/32 - 3/15/37) (c)(d)	521,303,887	495,000,000
TOTAL REPURCHASE AGREEMENTS		22,451,299,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $28,808,883,299)		28,808,883,299
NET OTHER ASSETS - (0.6)%		(185,136,827)
NET ASSETS - 100%		$ 28,623,746,472
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
(b) Loan is with an affiliated fund.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$56,000 due 6/01/07 at 5.05%
Banc of America Securities LLC	$ 10,811
Goldman, Sachs & Co.	45,189
$ 56,000
$634,994,000 due 6/01/07 at 5.08%
BNP Paribas Securities Corp.	$ 116,772,564
Goldman, Sachs & Co.	156,023,658
Merrill Lynch Government Securities, Inc.	278,613,675
Mizuho Securities USA, Inc.	83,584,103
$ 634,994,000
$275,169,000 due 6/01/07 at 5.31%
Banc of America Securities LLC	$ 143,635,061
Credit Suisse Securities (USA) LLC	131,533,939
$ 275,169,000
$4,345,000 due 6/01/07 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 352,433
Bank of America, NA	921,362
Barclays Capital, Inc.	921,362
Bear Stearns & Co., Inc.	153,560
Citigroup Global Markets, Inc.	921,362
Countrywide Securities Corp.	307,121
Credit Suisse Securities (USA) LLC	460,679
HSBC Securities (USA), Inc.	307,121
$ 4,345,000
Repurchase Agreement / Counterparty	Value
$19,097,735,000 due 6/01/07 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 154,752,148
BNP Paribas Securities Corp.	219,530,259
Banc of America Securities LLC	6,419,736,974
Bank of America, NA	878,121,036
Barclays Capital, Inc.	1,700,404,111
Citigroup Global Markets, Inc.	439,060,518
Countrywide Securities Corp.	2,195,302,590
Greenwich Capital Markets, Inc.	219,530,259
Merrill Lynch Government Securities, Inc.	439,060,518
Societe Generale, New York Branch	1,646,476,942
UBS Securities LLC	4,390,605,179
WestLB AG	395,154,466
$ 19,097,735,000
Income Tax Information
At May 31, 2007, the fund had a capital loss carryforward of approximately $2,290,564 of which $202,272, $2,075,413 and $12,879 will expire on May 31, 2012, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2007

Assets
Investment in securities, at value (including repurchase agreements of $22,451,299,000) - See accompanying schedule: Unaffiliated issuers (cost $28,649,427,299)	$ 28,649,427,299
Other affiliated issuers (cost $159,456,000)	159,456,000
Total Investments (cost $28,808,883,299)		$ 28,808,883,299
Cash		29,638,798
Interest receivable		16,080,391
Other affiliated receivables		24,169
Total assets		28,854,626,657

Liabilities
Payable for investments purchased	$ 105,569,285
Distributions payable	125,273,868
Other payables and accrued expenses	37,032
Total liabilities		230,880,185

Net Assets		$ 28,623,746,472
Net Assets consist of:
Paid in capital		$ 28,625,860,156
Undistributed net investment income		161,384
Accumulated undistributed net realized gain (loss) on investments		(2,275,068)
Net Assets, for 28,620,063,089 shares outstanding		$ 28,623,746,472
Net Asset Value, offering price and redemption price per share ($28,623,746,472 ÷ 28,620,063,089 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended May 31, 2007

Investment Income
Interest (including $908,113 from affiliated interfund lending)		$1,595,002,862

Expenses
Custodian fees and expenses	$ 42,571
Independent trustees' compensation	104,785
Audit	33,531
Legal	32,757
Interest	297,198
Insurance	211,628
Miscellaneous	97
Total expenses before reductions	722,567
Expense reductions	(40,861)	681,706
Net investment income		1,594,321,156
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		5,884
Net increase in net assets resulting from operations		$ 1,594,327,040

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended May 31, 2007	Year ended May 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 1,594,321,156	$ 1,095,827,572
Net realized gain (loss)	5,884	76
Net increase in net assets resulting from operations	1,594,327,040	1,095,827,648
Distributions to shareholders from net investment income	(1,594,319,793)	(1,095,738,440)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	212,283,780,071	188,272,656,921
Cost of shares redeemed	(217,800,474,595)	(180,238,479,948)
Net increase (decrease) in net assets and shares resulting from share transactions	(5,516,694,524)	8,034,176,973
Total increase (decrease) in net assets	(5,516,687,277)	8,034,266,181

Net Assets
Beginning of period	34,140,433,749	26,106,167,568
End of period (including undistributed net investment income of $161,384 and undistributed net investment income of $160,022, respectively)	$ 28,623,746,472	$ 34,140,433,749

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.053	.041	.020	.011	.016
Distributions from net investment income	(.053)	(.041)	(.020)	(.011)	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	5.43%	4.15%	2.05%	1.11%	1.58%
Ratios to Average Net Assets B
Expenses before reductions	-% C	-% C	-% C	-% C	-% C
Expenses net of fee waivers, if any	-% C	-% C	-% C	-% C	-% C
Expenses net of all reductions	-% C	-% C	-% C	-% C	-% C
Net investment income	5.30%	4.11%	2.05%	1.10%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,623,746	$ 34,140,434	$ 26,106,168	$ 23,377,598	$ 25,174,899

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

C Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2007

1. Organization.

Fidelity Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to capital loss carryforwards.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	-
Undistributed ordinary income	176,880
Capital loss carryforward	(2,290,564)

Cost for federal income tax purposes	$ 28,808,883,299

The tax character of distributions paid was as follows:

	May 31, 2007	May 31, 2006
Ordinary Income	$ 1,594,319,793	$ 1,095,738,440

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with

Annual Report

3. Operating Policies - continued

Repurchase Agreements - continued

institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average daily balance during the period for which reverse repurchase agreements were outstanding amounted to $191,022,000. The weighted average interest rate was 4.31%. At period end, there were no reverse repurchase agreements outstanding.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. FIMM and FMR have entered into a service agreement under which FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays Fidelity Service Company, Inc. (FSC), an affiliate of FMR, the fees for maintaining the accounting records of the Fund.

Effective April 1, 2007 the expense contract was amended whereby FMR will pay all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees and certain exceptions such as interest expense.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption "Interfund Loans" in the Fund's Schedule of Investments with accrued interest included in Other Receivables on the Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 16,414,641	5.38%

5. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced expenses by $13,040.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $27,821.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and the Shareholders of Fidelity Cash Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Cash Central Fund (a fund of Fidelity Revere Street Trust) at May 31, 2007 and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Cash Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 12, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 353 funds advised by FMR or an affiliate. Mr. Curvey oversees 314 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1996

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (71)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is Vice Chairman (2006-present) and Director of FMR Corp. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR Corp. (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Revere Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Cash Central. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of Cash Central. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Charles S. Morrison (46)

Year of Election or Appointment: 2005

Vice President of Cash Central. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present) and certain Asset Allocation Funds (2002-present). Previously, he served as Vice President of Fidelity's Bond Funds (2002-2005) and certain Balanced Funds (2002-2005). He served as Vice President (2002-2005) and Bond Group Leader (2002-2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002-present) and FMR (2002-present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (59)

Year of Election or Appointment: 2002

Vice President of Cash Central. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Timothy R. Huyck (42)

Year of Election or Appointment: 2004

Vice President of Cash Central. Mr. Huyck also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Huyck worked as a trader and portfolio manager.

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of Cash Central. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of Cash Central. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), Vice President and Secretary of FDC (2006-present), and is an employee of FMR.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Cash Central. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Cash Central. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Cash Central. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Cash Central. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Cash Central. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Cash Central. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of Cash Central. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Cash Central. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Cash Central. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

A total of 1.93% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $625,532,798 of distributions paid during the period January 1, 2007 to May 31, 2007, as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

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Annual Report

Fidelity® Municipal
Cash Central Fund

Annual Report

May 31, 2007

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

1.743117.107 466377.1.0

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Actual	$ 1,000.00	$ 1,018.80	$ .04**
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.93	$ .04**

* Expenses are equal to the Fund's annualized expense ratio of .0073%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** If changes to expense contracts, effective April 1, 2007 had been in effect during the entire period, the annualized expense ratio would have been .0000% and the expenses paid in the actual and hypothetical examples above would have been $0.00 and $0.00, respectively.

Annual Report

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 5/31/07	% of fund's investments 11/30/06	% of fund's investments 5/31/06
0 - 30	100.0	99.7	99.7
31 - 90	0.0	0.0	0.3
91 - 180	0.0	0.3	0.0
181 - 397	0.0	0.0	0.0
Weighted Average Maturity
	5/31/07	11/30/06	5/31/06
Fidelity Municipal Cash Central Fund	6 Days	6 Days	5 Days
All Tax-Free Money Market Funds Average*	20 Days	25 Days	20 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2007	As of November 30, 2006
Variable Rate Demand Notes (VRDNs) 99.0%	Variable Rate Demand Notes (VRDNs) 100.0%
Commercial Paper (including CP Mode) 0.0%	Commercial Paper (including CP Mode) 0.4%
Tender Bonds 0.0%	Tender Bonds 0.3%
Net Other Assets 1.0%	Net Other Assets** (0.7)%

**Net Other Assets are not included in the pie chart.

Current and Historical Seven-Day Yields

	5/28/07	2/26/07	11/27/06	8/28/06	5/29/06
Fidelity Municipal Cash Central Fund	3.91%	3.72%	3.71%	3.63%	3.55%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Investments May 31, 2007

Showing Percentage of Net Assets

Municipal Securities - 99.0%
	Principal Amount	Value
Alabama - 2.1%
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 3.97%, VRDN (a)(b)	$ 9,500,000	$ 9,500,000
Univ. of Alabama Gen. Rev. Participating VRDN Series Putters 477, 3.83% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,755,000	4,755,000
		14,255,000
Alaska - 2.1%
Alaska Int'l. Arpts. Revs. Series 2006 C, 3.8% (MBIA Insured), VRDN (a)(b)	12,000,000	12,000,000
Anchorage Gen. Oblig. Participating VRDN Series PT 2561, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,910,000	1,910,000
		13,910,000
Arizona - 2.9%
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) 3.82%, LOC Fannie Mae, VRDN (a)(b)	6,100,000	6,100,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (Glenn Oaks Apts. Proj.) Series 2001, 3.83%, LOC Fannie Mae, VRDN (a)(b)	4,200,325	4,200,325
Maricopa County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 1165, 3.85% (Liquidity Facility Morgan Stanley) (a)(b)(c)	100,000	100,000
Phoenix & Pima County Single Family Mtg. Rev. Participating VRDN Series LB 06 P29U, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	1,680,000	1,680,000
Phoenix Indl. Dev. Auth. Single Family Hsg. Rev. Participating VRDN Series RBC I 29, 3.85% (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,100,000	2,100,000
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series MT 247, 3.84% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	2,000,000	2,000,000
Tucson Ind. Dev. Auth. Participating VRDN Series LB 06 P39U, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	2,990,000	2,990,000
		19,170,325
Arkansas - 1.1%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) 3.84%, LOC Fannie Mae, VRDN (a)(b)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Arkansas - continued
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series MS 1139, 3.85% (Liquidity Facility Morgan Stanley) (a)(b)(c)	$ 4,002,500	$ 4,002,500
Series ROC II R121, 3.85% (Liquidity Facility Citibank NA) (a)(b)(c)	2,460,000	2,460,000
		7,462,500
California - 0.3%
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Republic Services, Inc. Proj.) 4.05%, VRDN (a)(b)	500,000	500,000
Los Angeles Reg'l. Arpts. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) 4.18%, LOC Societe Generale, VRDN (a)(b)	1,425,000	1,425,000
		1,925,000
Colorado - 3.1%
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 3.9%, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
Colorado Hsg. & Fin. Auth. Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 3.81%, LOC Wachovia Bank NA, VRDN (a)(b)	1,700,000	1,700,000
Denver City & County Arpt. Rev.:
Participating VRDN:
Series LB 07 P17, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	1,300,000	1,300,000
Series PT 688, 3.84% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(b)(c)	6,235,000	6,235,000
Series PT 920, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	4,340,000	4,340,000
Series 2000 B, 3.85% (MBIA Insured), VRDN (a)(b)	3,000,000	3,000,000
E-470 Pub. Hwy. Auth. Rev. Participating VRDN Series MS 997, 3.83% (Liquidity Facility Morgan Stanley) (a)(c)	2,380,000	2,380,000
El Paso County Single Family Mtg. Rev. Participating VRDN Series MS 1136, 3.85% (Liquidity Facility Morgan Stanley) (a)(b)(c)	1,046,000	1,046,000
		21,001,000
Delaware - 1.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 3.98%, VRDN (a)	5,700,000	5,700,000
Municipal Securities - continued
	Principal Amount	Value
Delaware - continued
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.): - continued
Series 1999 A, 3.95%, VRDN (a)	$ 500,000	$ 500,000
Series 1999 B, 4%, VRDN (a)(b)	1,100,000	1,100,000
		7,300,000
District Of Columbia - 1.7%
District of Columbia Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN Series BNY 05 5, 3.9% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	2,100,000	2,100,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN:
Series EGL 07 0025, 3.84% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(b)(c)	1,880,000	1,880,000
Series EGL 07 0026, 3.84% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(b)(c)	1,100,000	1,100,000
Series PT 1991, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,130,000	3,130,000
Series Putters 1691, 3.86% (Liquidity Facility Deutsche Postbank AG) (a)(b)(c)	1,000,000	1,000,000
Series ROC II R 360, 3.85% (Liquidity Facility Citibank NA) (a)(b)(c)	1,000,000	1,000,000
Series ROC II R195, 3.85% (Liquidity Facility Citibank NA) (a)(b)(c)	1,500,000	1,500,000
		11,710,000
Florida - 3.1%
Alachua County Shands HealthCare Participating VRDN Series PA 1472, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,200,000	1,200,000
Escambia County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series PT 519, 3.84% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	1,205,000	1,205,000
Florida Hsg. Participating VRDN Series Clipper 05 17, 3.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	501,000	501,000
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Participating VRDN:
Series EC 1056, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	200,000	200,000
Series EC 1081, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	800,000	800,000
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 3.9%, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	1,300,000	1,300,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (La Miranda Gardens Proj.) Series A, 3.86%, LOC SunTrust Banks, Inc., VRDN (a)(b)	$ 2,500,000	$ 2,500,000
Miami-Dade County Aviation Rev. Participating VRDN:
Series MS 06 1415, 3.85% (Liquidity Facility Morgan Stanley) (a)(b)(c)	2,370,000	2,370,000
Series MS 1253, 3.85% (Liquidity Facility Morgan Stanley) (a)(b)(c)	2,500,000	2,500,000
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN Series PT 2411, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,040,000	2,040,000
Pinellas County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series PT 2355, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	5,860,000	5,860,000
		20,476,000
Georgia - 8.3%
Atlanta Arpt. Rev. Participating VRDN:
Series Merlots 00 CCC, 3.88% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	1,800,000	1,800,000
Series PA 1329R, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	4,260,000	4,260,000
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Carver Redev. Phase III Proj.) 3.81%, LOC Fannie Mae, VRDN (a)(b)	2,750,000	2,750,000
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) Second Series 1998, 3.92%, VRDN (a)(b)	10,700,000	10,700,000
Canton Hsg. Auth. Multi-family Hsg. Rev. (Alta Ridgewalk Apts. Proj.) Series 2003, 3.84%, LOC Regions Bank of Alabama, VRDN (a)(b)	12,950,000	12,950,000
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.):
Series 2000 B, 3.9%, LOC Gen. Elec. Cap. Corp., VRDN (a)(b)	5,800,000	5,800,000
Series 2000 C, 3.9%, LOC Gen. Elec. Cap. Corp., VRDN (a)(b)	5,300,000	5,300,000
DeKalb County Dev. Auth. Indl. Dev. Rev. (Qualex Proj.) 3.88%, LOC Comerica Bank, Detroit, VRDN (a)(b)	935,000	935,000
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Mill Apts. Proj.) 3.81%, LOC SunTrust Banks, Inc., VRDN (a)(b)	1,845,000	1,845,000
Liberty County Indl. Auth. (Hy-Sil Manufacturing Co., Inc. Proj.) Series 2001 B, 3.81%, LOC SunTrust Banks, Inc., VRDN (a)(b)	1,985,000	1,985,000
Municipal Securities - continued
	Principal Amount	Value
Georgia - continued
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 3.85%, LOC Bank of America NA, VRDN (a)(b)	$ 3,270,000	$ 3,270,000
Putnam Dev. Auth. Swr. Facility Rev. (Oconee Crossings Wharf Proj.) 3.93%, LOC Wachovia Bank NA, VRDN (a)(b)	4,335,000	4,335,000
		55,930,000
Hawaii - 1.7%
Hawaii Arpt. Sys. Rev. Participating VRDN Series PA 1238, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,690,000	1,690,000
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series PA 1244, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,500,000	2,500,000
Hawaii Hsg. Fin. & Dev. Corp. Single Family Mtg. Purp. Rev. Participating VRDN Series LB 05 L6, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	7,350,000	7,350,000
		11,540,000
Illinois - 5.8%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) 3.89%, LOC Fannie Mae, VRDN (a)(b)	1,415,000	1,415,000
Chicago Gen. Oblig. Participating VRDN Series EGL 01 1303, 3.84% (Liquidity Facility Citibank NA) (a)(c)	2,450,000	2,450,000
Chicago Midway Arpt. Rev. Series 1998 B, 3.96% (MBIA Insured), VRDN (a)(b)	1,700,000	1,700,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series MT 49, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,000,000	2,000,000
Series MT 53, 3.84% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	2,300,000	2,300,000
Series MT 59, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	6,150,000	6,150,000
Series PT 1993, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,040,000	1,040,000
Series Putters 653Z, 3.86% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	4,195,000	4,195,000
Series ROC II R239, 3.85% (Liquidity Facility Citibank NA) (a)(b)(c)	15,620,000	15,620,000
Illinois Fin. Auth. Solid Waste Rev. (Air Products & Chemicals, Inc. Proj.) 3.99%, VRDN (a)(b)	2,300,000	2,300,000
		39,170,000
Municipal Securities - continued
	Principal Amount	Value
Indiana - 2.3%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy, Inc. Proj.) Series B, 3.81%, LOC Calyon, VRDN (a)(b)	$ 2,500,000	$ 2,500,000
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series LB 03 L45J, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	5,540,000	5,540,000
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN:
Series MT 39, 3.84% (Liquidity Facility Svenska Handelsbanken AB) (a)(b)(c)	4,415,000	4,415,000
Series PT 731, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,600,000	2,600,000
Lawrence County Indl. Dev. Rev. (D&M Tool Proj.) 4.06%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(b)	160,000	160,000
		15,215,000
Kansas - 1.0%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) 3.83%, LOC Bank of America NA, VRDN (a)(b)	6,800,000	6,800,000
Kentucky - 4.2%
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 3.89%, LOC JPMorgan Chase Bank, VRDN (a)(b)	9,570,000	9,570,000
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) 3.83% (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	3,000,000	3,000,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 3.83% (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	2,750,000	2,750,000
Series 1993 B, 3.83% (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	2,300,000	2,300,000
Kenton County Arpt. Board Spl. Facilities Rev. Series A, 3.85% (Deutsche Post AG Guaranteed), VRDN (a)(b)	1,700,000	1,700,000
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 3.89%, LOC Bank of America NA, VRDN (a)(b)	2,920,000	2,920,000
Louisville Regulated Arpt. Auth. Arpt. Sys. Rev. Participating VRDN Series LB 06 K45, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	4,600,000	4,600,000
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 3.88% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	1,445,000	1,445,000
		28,285,000
Municipal Securities - continued
	Principal Amount	Value
Louisiana - 4.6%
Jefferson Parish Home Mtg. Auth. Single Family Mtg. Rev. Participating VRDN Series LB 03 L51J, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	$ 5,350,000	$ 5,350,000
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) 3.93% (ConocoPhillips Guaranteed), VRDN (a)(b)	900,000	900,000
Louisiana Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN Series MS 1224, 3.85% (Liquidity Facility Morgan Stanley) (a)(b)(c)	6,145,158	6,145,158
Participating VRDN Series Clipper 05 11, 3.85% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	1,657,000	1,657,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) 3.89%, VRDN (a)(b)	6,250,000	6,250,000
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.):
Series 1993, 4.04%, VRDN (a)(b)	1,000,000	1,000,000
Series 1994 A, 4.04%, VRDN (a)(b)	3,700,000	3,700,000
Series 1994 B, 4%, VRDN (a)	2,600,000	2,600,000
Series 1995, 4.04%, VRDN (a)(b)	3,050,000	3,050,000
		30,652,158
Maine - 0.0%
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN Series MT 185, 3.85% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	300,000	300,000
Maryland - 0.1%
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Participating VRDN Series MT 89, 3.85% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	305,000	305,000
Michigan - 0.0%
Michigan Strategic Fund Ltd. Oblig. Rev. (MANS Proj.) Series 1998, 3.93%, LOC Comerica Bank, Detroit, VRDN (a)(b)	300,000	300,000
Minnesota - 1.4%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN Series PT 727, 3.84% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	1,700,000	1,700,000
Minnesota Hsg. Fin. Agcy. Participating VRDN:
Series Clipper 06 1, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	4,785,000	4,785,000
Series LB 03 L28J, 3.92% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	3,105,000	3,105,000
		9,590,000
Municipal Securities - continued
	Principal Amount	Value
Mississippi - 0.7%
Mississippi Bus. Fin. Corp. Envir. Impt. Rev. (Trex Co., Inc. Proj.) 3.88%, LOC JPMorgan Chase Bank, VRDN (a)(b)	$ 4,700,000	$ 4,700,000
Missouri - 0.5%
Saint Louis Indl. Dev. Auth. Series 1994, 3.81%, LOC Bank of America NA, VRDN (a)(b)	1,600,000	1,600,000
Springfield Pub. Bldg. Corp. Participating VRDN Series Putters 1629, 3.86% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,600,000	1,600,000
		3,200,000
Nebraska - 0.4%
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.81%, LOC Bank of America NA, VRDN (a)(b)	1,500,000	1,500,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Participating VRDN Series Merlots 00 UU, 3.88% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	1,390,000	1,390,000
		2,890,000
Nevada - 3.1%
Clark County Arpt. Rev. Participating VRDN:
Series PT 2806, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,420,000	3,420,000
Series Putters 498, 3.86% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(b)(c)	5,240,000	5,240,000
Clark County Indl. Dev. Rev.:
Participating VRDN Series PA 1023, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	6,190,000	6,190,000
(Southwest Gas Corp. Proj.) Series A, 3.87%, LOC Bank of America NA, VRDN (a)(b)	3,750,000	3,750,000
Nevada State Dept. of Bus. & Industry (Republic Svcs., Inc. Proj.) 4.05%, VRDN (a)(b)	2,500,000	2,500,000
		21,100,000
New Hampshire - 1.9%
New Hampshire Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series Clipper 05 3, 3.85% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	7,033,000	7,033,000
Municipal Securities - continued
	Principal Amount	Value
New Hampshire - continued
New Hampshire Hsg. Fin. Auth. Single Family Rev. Participating VRDN Series Merlots 02 A4, 3.88% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	$ 660,000	$ 660,000
New Hampshire Muni. Bond Bank Participating VRDN Series EC 1069, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,075,000	5,075,000
		12,768,000
New Mexico - 0.5%
New Mexico Mtg. Fin. Auth. Participating VRDN Series Clipper 05 15, 3.85% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	3,211,000	3,211,000
New York - 2.0%
New York Hsg. Fin. Agcy. Rev. (360 West 43rd Street Hsg. Proj.) Series A, 3.83%, LOC Fannie Mae, VRDN (a)(b)	13,600,000	13,600,000
New York & New Jersey - 1.3%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 3.84% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	8,700,000	8,700,000
Non State Specific - 0.5%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 04 11, 3.89% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	2,689,000	2,689,000
Multi-State Hsg. Participating VRDN Series Clipper 07 14, 3.88% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	600,000	600,000
		3,289,000
North Carolina - 2.8%
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 3.89%, LOC Nat'l. City Bank Cleveland, VRDN (a)(b)	525,000	525,000
Durham Hsg. Auth. Multi-family Hsg. Rev. (Lakeside Garden Apts. Proj.) 3.81%, LOC SunTrust Banks, Inc., VRDN (a)(b)	6,550,000	6,550,000
Mecklenburg Co. Multi-family Hsg. Rev. (Sycamore Green Apartments Proj.) 3.81%, LOC Bank of America NA, VRDN (a)(b)	2,000,000	2,000,000
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series LB 04 L14, 3.92% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	2,540,000	2,540,000
Municipal Securities - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN: - continued
Series Merlots A70, 3.88% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	$ 910,000	$ 910,000
Raleigh Durham Arpt. Auth. Rev. Participating VRDN Series MT 100, 3.84% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	6,430,000	6,430,000
		18,955,000
Ohio - 2.8%
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.):
Series 2007 A, 3.89% (Deutsche Post AG Guaranteed), VRDN (a)(b)	1,400,000	1,400,000
Series 2007 B, 3.89% (Deutsche Post AG Guaranteed), VRDN (a)(b)	1,400,000	1,400,000
Series 2007 C, 3.89% (Deutsche Post AG Guaranteed), VRDN (a)(b)	1,200,000	1,200,000
Ohio Air Quality Dev. Auth. Rev.:
(AK Steel Corp. Proj.) Series A, 3.88%, LOC ABN-AMRO Bank NV, VRDN (a)(b)	3,500,000	3,500,000
(Cincinnati Gas & Elec. Co. Proj.) Series A, 3.98%, VRDN (a)	2,000,000	2,000,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN Series BA 01 I, 3.88% (Liquidity Facility Bank of America NA) (a)(b)(c)	1,125,000	1,125,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) 3.78%, LOC Wachovia Bank NA, VRDN (a)(b)	1,200,000	1,200,000
Twinsburg Indl. Dev. Rev. (United Stationers Supply Co. Proj.) 3.96%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	6,800,000	6,800,000
		18,625,000
Oklahoma - 0.6%
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series Clipper 04 3, 3.85% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	3,713,278	3,713,278
Oregon - 0.6%
Oregon Homeowner Rev. Participating VRDN Series MT 228, 3.85% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(b)(c)	2,160,000	2,160,000
Portland Hsg. Auth. Rev. (New Columbia - Cecelia Proj.) 3.81%, LOC Bank of America NA, VRDN (a)(b)	1,710,000	1,710,000
		3,870,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - 2.6%
Allegheny County Indl. Dev. Auth. Rev. (Union Elec. Steel Co. Proj.) Series 1996 A, 3.84%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	$ 1,000,000	$ 1,000,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.) Series 1998 A1, 3.97%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(b)	9,150,000	9,150,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Merck & Co. Proj.) Series 2000, 3.83%, VRDN (a)(b)	2,900,000	2,900,000
(York Wtr. Co. Proj.) Series B, 3.84% (XL Cap. Assurance, Inc. Insured), VRDN (a)(b)	1,210,000	1,210,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 1997 B2, 3.84%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	700,000	700,000
Series 2004 D3, 3.84%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	1,000,000	1,000,000
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, VRDN (a)(b)	800,000	800,000
Philadelphia Arpt. Rev. Series 2005 C, 3.87% (MBIA Insured), VRDN (a)(b)	1,000,000	1,000,000
		17,760,000
South Carolina - 3.8%
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series A, 3.89%, VRDN (a)(b)	4,000,000	4,000,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series B, 4.05%, VRDN (a)(b)	10,000,000	10,000,000
South Carolina Hsg. Fin. & Dev. Auth. Multi-family Rev.:
(Belton Woods Apt. Proj.) 3.81%, LOC SunTrust Banks, Inc., VRDN (a)(b)	5,265,000	5,265,000
(Cedarwoods Apts. Proj.) 3.81%, LOC SunTrust Banks, Inc., VRDN (a)(b)	5,435,000	5,435,000
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (Mohawk Ind., Inc. Proj.) Series 1997 A, 3.86%, LOC Wachovia Bank NA, VRDN (a)(b)	1,000,000	1,000,000
		25,700,000
South Dakota - 0.6%
South Dakota Hsg. Dev. Auth. Participating VRDN:
Series BA 01 S, 3.91% (Liquidity Facility Bank of America NA) (a)(b)(c)	1,305,000	1,305,000
Series LB 06 P41, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	2,800,000	2,800,000
		4,105,000
Municipal Securities - continued
	Principal Amount	Value
Tennessee - 1.4%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) 3.9%, LOC Bank of America NA, VRDN (a)	$ 4,000,000	$ 4,000,000
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN Series Merlots 00 C, 3.88% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	3,000,000	3,000,000
Sullivan County Health, Edl. & Hsg. Facilities Wellmont Health Hosp. Rev. Participating VRDN Series LB 06 F6, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	900,000	900,000
Tennessee Hsg. Participating VRDN Series Clipper 05 10, 3.85% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	1,500,000	1,500,000
		9,400,000
Texas - 10.0%
Alliance Arpt. Auth. Spl. Facilities Rev. Participating VRDN Series PA 1429, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,220,000	2,220,000
Brazos County Hsg. Fin. Corp. Single Family Mtg. Rev. Participating VRDN Series MT 76, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,980,000	1,980,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN:
Series Merlots 03 A34, 3.88% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	1,595,000	1,595,000
Series PT 2830, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,470,000	3,470,000
Series PT 738, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,910,000	3,910,000
Series Putters 351, 3.86% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,500,000	2,500,000
Series Putters 353, 3.86% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,650,000	1,650,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Air Products Proj.) 3.89% (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)(b)	5,000,000	5,000,000
(Amoco Oil Co. Proj.) Series 2001, 3.94%, VRDN (a)(b)	1,690,000	1,690,000
(Exxon Mobil Proj.) 3.82% (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	1,275,000	1,275,000
Houston Arpt. Sys. Rev. Series A, 3.81% (FSA Insured), VRDN (a)(b)	1,500,000	1,500,000
Houston Gen. Oblig. Participating VRDN Series PT 2974, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,000,000	1,000,000
Houston Hsg. Fin. Corp. Single Family Mtg. Rev. Participating VRDN Series Merlots 07 C43, 3.88% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	5,265,000	5,265,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) 3.81%, LOC Bank of America NA, VRDN (a)(b)	$ 4,700,000	$ 4,700,000
Lufkin Health Facilities Dev. Corp. Health Sys. Rev. (Memorial Health Sys. of East Texas Proj.) 3.91%, LOC Wachovia Bank NA, VRDN (a)	7,700,000	7,700,000
North Texas Higher Ed. Auth. Student Ln. Rev. Series 2006 A, 3.8% (AMBAC Insured), VRDN (a)(b)	2,100,000	2,100,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) 3.9%, VRDN (a)(b)	2,895,000	2,895,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products & Chemicals, Inc. Proj.) 3.97% (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)(b)	8,300,000	8,300,000
Port of Houston Auth. Rev. Participating VRDN Series LB 06 K69, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	2,700,000	2,700,000
Port of Houston Auth. Participating VRDN Series Munitops 2006 69, 3.88% (Liquidity Facility ABN-AMRO Bank NV) (a)(b)(c)	2,320,000	2,320,000
Texas Dept. Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN Series LB 05 L2, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	3,590,000	3,590,000
		67,360,000
Vermont - 0.4%
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2005 QQ, 3.8% (AMBAC Insured), VRDN (a)(b)	2,700,000	2,700,000
Virginia - 1.3%
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 3.82%, LOC Fannie Mae, VRDN (a)(b)	3,000,000	3,000,000
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 3.85% (Liquidity Facility Lloyds TSB Bank PLC) (a)(c)	1,700,000	1,700,000
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.):
Series 1994 A, 3.92%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)(b)	1,400,000	1,400,000
Series 1997, 3.95%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)(b)	1,700,000	1,700,000
Virginia Hsg. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series LB 06 P109, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	1,100,000	1,100,000
		8,900,000
Municipal Securities - continued
	Principal Amount	Value
Washington - 13.0%
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series Merlots 00 R, 3.88% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	$ 2,400,000	$ 2,400,000
Douglas County Pub. Util. District #1 Wells Hydroelectric Rev. Participating VRDN Series PT 3063, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,770,000	2,770,000
Port of Seattle Passenger Facilities Charge Rev. Participating VRDN Series Putters 1763Z, 3.86% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,745,000	2,745,000
Port of Seattle Rev. Participating VRDN Series PT 2171, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,095,000	3,095,000
Port of Tacoma Rev.:
Participating VRDN:
Series Putters 1043, 3.86% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(c)	3,055,000	3,055,000
Series Putters 1053, 3.86% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(c)	3,065,000	3,065,000
3.92% (XL Cap. Assurance, Inc. Insured), VRDN (a)(b)	13,830,000	13,830,000
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Mount Ainstar Resort Proj.) 4%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	9,145,000	9,145,000
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series E, 3.81%, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,000,000	5,000,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Crestview Apts. Proj.) 3.99%, LOC Bank of America NA, VRDN (a)(b)	14,000,000	14,000,000
(Highland Park Apts. Proj.) Series A, 3.99%, LOC Bank of America NA, VRDN (a)(b)	6,040,000	6,040,000
(Seaport Landing Retirement Proj.) Series A, 3.88%, LOC Bank of America NA, VRDN (a)(b)	11,880,000	11,880,000
(Woodland Retirement Proj.) Series A, 3.88%, LOC Wells Fargo Bank NA, VRDN (a)(b)	10,300,000	10,300,000
		87,325,000
West Virginia - 0.1%
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.) Series 1990 B, 3.82%, LOC Deutsche Bank AG, VRDN (a)(b)	815,000	815,000
Wisconsin - 1.2%
Sturtevant Indl. Dev. Rev. (Quadra, Inc. Proj.) 4.13%, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,100,000	1,100,000
Municipal Securities - continued
	Principal Amount	Value
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev. Sisters of the Sorrowful Mother Participating VRDN Series MT 389, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 3,900,000	$ 3,900,000
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev.:
Participating VRDN Series PA 1331, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,415,000	1,415,000
Series 2002 I, 3.8% (FSA Insured), VRDN (a)(b)	1,460,000	1,460,000
		7,875,000
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $665,858,261)		665,858,261
NET OTHER ASSETS - 1.0%		6,612,864
NET ASSETS - 100%		$ 672,471,125
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2007

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $665,858,261)		$ 665,858,261
Receivable for investments sold		5,909,449
Interest receivable		3,917,102
Other receivables		3,783
Total assets		675,688,595

Liabilities
Payable to custodian bank	$ 1,664
Payable for investments purchased	800,084
Distributions payable	2,386,599
Other payables and accrued expenses	29,123
Total liabilities		3,217,470

Net Assets		$ 672,471,125
Net Assets consist of:
Paid in capital		$ 672,450,856
Undistributed net investment income		10,044
Accumulated undistributed net realized gain (loss) on investments		10,225
Net Assets, for 672,085,635 shares outstanding		$ 672,471,125
Net Asset Value, offering price and redemption price per share ($672,471,125 ÷ 672,085,635 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended May 31, 2007

Investment Income
Interest		$ 29,759,487

Expenses
Custodian fees and expenses	$ 15,825
Independent trustees' compensation	2,852
Audit	30,568
Legal	1,820
Insurance	7,839
Miscellaneous	137
Total expenses before reductions	59,041
Expense reductions	(15,686)	43,355
Net investment income		29,716,132
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		10,226
Net increase in net assets resulting from operations		$ 29,726,358

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended May 31, 2007	Year ended May 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 29,716,132	$ 38,654,867
Net realized gain (loss)	10,226	23,137
Net increase in net assets resulting from operations	29,726,358	38,678,004
Distributions to shareholders from net investment income	(29,715,909)	(38,663,852)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,233,494,491	3,065,117,700
Cost of shares redeemed	(1,460,483,028)	(3,802,501,800)
Net increase (decrease) in net assets and shares resulting from share transactions	(226,988,537)	(737,384,100)
Total increase (decrease) in net assets	(226,978,088)	(737,369,948)

Net Assets
Beginning of period	899,449,213	1,636,819,161
End of period (including undistributed net investment income of $10,044 and undistributed net investment income of $5,930, respectively)	$ 672,471,125	$ 899,449,213

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.037	.029	.017	.010	.014
Distributions from net investment income	(.037)	(.029)	(.017)	(.010)	(.014)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	3.76%	2.94%	1.76%	1.02%	1.38%
Ratios to Average Net Assets C
Expenses before reductions	.01%	.01%	-% B	-% B	-% B
Expenses net of fee waivers, if any	.01%	.01%	-% B	-% B	-% B
Expenses net of all reductions	.01%	.01%	-% B	-% B	-% B
Net investment income	3.69%	2.84%	1.69%	1.01%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 672,471	$ 899,449	$ 1,636,819	$ 2,541,929	$ 1,875,463

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Amount represents less than .01%.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2007

1. Organization.

Fidelity Municipal Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. There were no significant book-to-tax differences during the period.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	-
Undistributed ordinary income	10,044

Cost for federal income tax purposes	$ 665,858,261

The tax character of distributions paid was as follows:

	May 31, 2007	May 31, 2006
Tax-exempt Income	$ 29,715,909	$ 38,663,852

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. FIMM and FMR have entered into a service agreement under which FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays Fidelity Service Company, Inc. (FSC), an affiliate of FMR, the fees for maintaining the accounting records of the Fund.

Effective April 1, 2007 the expense contract was amended whereby FMR will pay all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees and certain exceptions such as interest expense.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced expenses by $313.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $15,373.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and the Shareholders of Fidelity Municipal Cash Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Municipal Cash Central Fund (a fund of Fidelity Revere Street Trust) at May 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Cash Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 12, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 353 funds advised by FMR or an affiliate. Mr. Curvey oversees 314 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1996

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (71)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is Vice Chairman (2006-present) and Director of FMR Corp. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR Corp. (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-
present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-
present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-
1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Revere Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-
present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Municipal Cash Central. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-
2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of Municipal Cash Central. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-
2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-
2002).

Charles S. Morrison (46)

Year of Election or Appointment: 2005

Vice President of Municipal Cash Central. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present) and certain Asset Allocation Funds (2002-present). Previously, he served as Vice President of Fidelity's Bond Funds (2002-2005) and certain Balanced Funds (2002-2005). He served as Vice President (2002-2005) and Bond Group Leader (2002-2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002-present) and FMR (2002-present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (59)

Year of Election or Appointment: 2002

Vice President of Municipal Cash Central. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-
present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Michael Widrig (43)

Year of Election or Appointment: 2006

Vice President of Municipal Cash Central. Mr. Widrig also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Widrig worked as an analyst and manager.

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of Municipal Cash Central. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of Municipal Cash Central. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), Vice President and Secretary of FDC (2006-present), and is an employee of FMR.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Municipal Cash Central. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-
present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Municipal Cash Central. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-
present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Municipal Cash Central. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-
present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Municipal Cash Central. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-
2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Municipal Cash Central. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Municipal Cash Central. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of Municipal Cash Central. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Municipal Cash Central. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Municipal Cash Central. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2007, $3,987, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2007, 100% of the fund's income dividends was free from federal income tax, and 92.3% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Annual Report

Annual Report

Annual Report

Annual Report

Fidelity® Tax-Free
Cash Central Fund

Annual Report

May 31, 2007

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

1.795174.103 466374.1.0

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Actual	$ 1,000.00	$ 1,018.60	$ .05**
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.93	$ .05**

* Expenses are equal to the Fund's annualized expense ratio of .0090%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** If changes to expense contracts, effective April 1, 2007 had been in effect during the entire period, the annualized expense ratio would have been .0000% and the expenses paid in the actual and hypothetical examples above would have been $0.00 and $0.00, respectively.

Annual Report

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 5/31/07	% of fund's investments 11/30/06	% of fund's investments 5/31/06
0 - 30	100.0	100.0	99.5
31 - 90	0.0	0.0	0.5
Weighted Average Maturity
	5/31/07	11/30/06	5/31/06
Fidelity Tax-Free Cash Central Fund	5 Days	5 Days	6 Days
All Tax-Free Money Market Funds Average *	20 Days	25 Days	20 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2007	As of November 30, 2006
Variable Rate Demand Notes (VRDNs) 99.7%	Variable Rate Demand Notes (VRDNs) 100.1%
Net Other Assets 0.3%	Net Other Assets** (0.1)%

** Net Other Assets are not included in the pie chart.

Current and Historical Seven-Day Yields

	5/28/07	2/26/07	11/27/06	8/28/06	5/29/06
Fidelity Tax-Free Cash Central Fund	3.85%	3.67%	3.66%	3.58%	3.49%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Investments May 31, 2007

Showing Percentage of Net Assets

Municipal Securities - 99.7%
	Principal Amount	Value
Alabama - 2.9%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1995 D, 3.87%, VRDN (a)	$ 12,800,000	$ 12,800,000
Jefferson County Swr. Rev. Series 2002 C6, 3.79% (XL Cap. Assurance, Inc. Insured), VRDN (a)	1,300,000	1,300,000
		14,100,000
Arizona - 2.7%
Phoenix Civic Impt. Corp. District Rev. Participating VRDN Series PZ 85, 3.83% (Liquidity Facility BNP Paribas SA) (a)(b)	300,000	300,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series ROC II R 9019, 3.82% (Liquidity Facility Citigroup, Inc.) (a)(b)	4,390,000	4,390,000
Series ROC RR 9025, 3.82% (Liquidity Facility Citigroup, Inc.) (a)(b)	8,425,000	8,425,000
		13,115,000
Colorado - 3.1%
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series TOC 06 Z2, 3.82% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	4,970,000	4,970,000
E-470 Pub. Hwy. Auth. Rev. Participating VRDN:
Series MS 997, 3.83% (Liquidity Facility Morgan Stanley) (a)(b)	4,205,000	4,205,000
Series PZ 112, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,755,000	5,755,000
Series PZ 46, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	200,000	200,000
		15,130,000
District Of Columbia - 0.6%
District of Columbia Gen. Oblig. Participating VRDN Series Merlots 01 A127, 3.83% (Liquidity Facility Wachovia Bank NA) (a)(b)	3,085,000	3,085,000
Florida - 10.3%
Dade County Indl. Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 3.96%, VRDN (a)	1,935,000	1,935,000
Florida Board of Ed. Participating VRDN Series MSTC 01 131, 3.9% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	1,200,000	1,200,000
Florida Board of Ed. Pub. Ed. Participating VRDN Series PA 969, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,095,000	3,095,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Florida Gen. Oblig. Participating VRDN Series PZ 130, 3.83% (Liquidity Facility Wells Fargo & Co.) (a)(b)	$ 3,600,000	$ 3,600,000
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Participating VRDN:
Series EC 1056, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	100,000	100,000
Series EC 1081, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	900,000	900,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series PT 1981, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,995,000	4,995,000
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R186, 3.82% (Liquidity Facility Citibank NA) (a)(b)	11,800,000	11,800,000
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.):
Series 1985 C, 3.86%, VRDN (a)	3,500,000	3,500,000
Series 1985 D, 3.86%, VRDN (a)	4,500,000	4,500,000
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) 3.89%, LOC SunTrust Banks, Inc., VRDN (a)	3,200,000	3,200,000
Orange County School Board Ctfs. of Prtn. Participating VRDN Series Putters 738, 3.83% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	5,025,000	5,025,000
Palm Beach County Pub. Impt. Rev. Participating VRDN Series DB 184, 3.82% (Liquidity Facility Deutsche Bank AG) (a)(b)	4,345,000	4,345,000
Tallahassee Cap. Rev. Participating VRDN Series Putters 607, 3.83% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,345,000	2,345,000
		50,540,000
Georgia - 2.0%
Georgia Gen. Obligation Participating VRDN Series 85TP, 3.82% (Liquidity Facility Wells Fargo & Co.) (a)(b)	2,730,000	2,730,000
Macon-Bibb County Hosp. Auth. Rev. (Central Sr. Health, Inc./Carlyle Place Proj.) 3.89%, LOC SunTrust Banks, Inc., VRDN (a)	2,000,000	2,000,000
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Participating VRDN:
Series Merlots 07 C6, 3.84% (Liquidity Facility Bank of New York, New York) (a)(b)	1,300,000	1,300,000
Series MSTC 5025, 3.81% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	3,625,000	3,625,000
		9,655,000
Municipal Securities - continued
	Principal Amount	Value
Illinois - 9.1%
Chicago Board of Ed.:
Series 2005 D2, 3.87% (CIFG North America Insured), VRDN (a)	$ 900,000	$ 900,000
Series C1, 3.9% (FSA Insured), VRDN (a)	3,050,000	3,050,000
Chicago Gen. Oblig. Participating VRDN Series PT 2359, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,690,000	1,690,000
Chicago Park District Participating VRDN Series Putters 974, 3.83% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	2,875,000	2,875,000
Chicago Wastewtr. Transmission Rev. Participating VRDN Series PZ 40, 3.83% (Liquidity Facility BNP Paribas SA) (a)(b)	2,310,000	2,310,000
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 3.86%, LOC Harris NA, VRDN (a)	700,000	700,000
Illinois Edl. Facilities Auth. Revs. (Chicago Children's Museum Proj.) Series 1994, 3.86%, LOC JPMorgan Chase Bank, VRDN (a)	1,370,000	1,370,000
Illinois Fin. Auth. Rev. Participating VRDN Series PT 3252, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,500,000	1,500,000
Illinois Gen. Oblig. Participating VRDN:
Series PT 2010, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,780,000	2,780,000
Series PT 871, 3.83% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	6,000,000	6,000,000
Series Putters 605, 3.82% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,895,000	1,895,000
Series Putters 687, 3.83% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,995,000	2,995,000
Series ROC II R4536, 3.82% (Liquidity Facility Citigroup, Inc.) (a)(b)	5,095,000	5,095,000
Illinois Sales Tax Rev. Participating VRDN Series ROC II R4542, 3.82% (Liquidity Facility Citigroup, Inc.) (a)(b)	4,940,000	4,940,000
Will County Cmnty. High School District # 210 Participating VRDN Series PZ 104, 3.83% (Liquidity Facility BNP Paribas SA) (a)(b)	160,000	160,000
Will County Cmnty. Unit School District #365, Valley View Participating VRDN Series TOC 06 Z10, 3.82% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	6,355,000	6,355,000
		44,615,000
Indiana - 3.7%
Boone County Hosp. Assoc. Lease Rev. Participating VRDN Series Putters 908, 3.83% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	2,095,000	2,095,000
Municipal Securities - continued
	Principal Amount	Value
Indiana - continued
Indiana Fin. Auth. Hwy. Rev. Participating VRDN Series BS 5036, 3.81% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	$ 15,155,000	$ 15,155,000
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.) Series B, 3.95%, LOC Nat'l. City Bank Cleveland, VRDN (a)	1,000,000	1,000,000
		18,250,000
Iowa - 0.8%
Iowa Fin. Auth. Health Care Facilities Rev. (Care Initiatives Proj.) 3.95%, LOC KBC Bank NV, VRDN (a)	3,800,000	3,800,000
Kentucky - 0.2%
Kenton County Arpt. Board Spl. Facilities Rev. (Delta Air Lines Co. Proj.) Series 2000 B, 3.84%, LOC Gen. Elec. Cap. Corp., VRDN (a)	900,000	900,000
Louisiana - 0.3%
New Orleans Aviation Board Rev. Series 1993 B, 3.8% (MBIA Insured), VRDN (a)	1,225,000	1,225,000
Maryland - 1.7%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Participating VRDN Series MT 160, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	40,000	40,000
Maryland Econ. Dev. Corp. Rev. (U.S. Pharmacopeial Convention, Inc. Proj.) Series A, 3.9% (AMBAC Insured), VRDN (a)	1,815,000	1,815,000
Maryland Health & Higher Edl. Facilities Auth. Rev. (Edenwald Proj.) Series B, 3.78%, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,250,000	5,250,000
Montgomery County Gen. Oblig. Series 2006 B, 3.89% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	1,000,000	1,000,000
		8,105,000
Massachusetts - 0.4%
Massachusetts Gen. Oblig. (Central Artery Proj.) Series 2000 A, 3.9% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	2,100,000	2,100,000
Michigan - 3.2%
Ecorse Pub. School District Participating VRDN Series ROC II R7520, 3.82% (Liquidity Facility Citigroup, Inc.) (a)(b)	4,110,000	4,110,000
Grand Rapids San. Swr. Sys. Rev. Impt. Participating VRDN Series EGL 98 2201, 3.83% (Liquidity Facility Citibank NA) (a)(b)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Bldg. Auth. Rev. Participating VRDN:
Series ROC II R4551, 3.82% (Liquidity Facility Citigroup, Inc.) (a)(b)	$ 2,190,000	$ 2,190,000
Series ROC II R550, 3.82% (Liquidity Facility Citibank NA) (a)(b)	2,000,000	2,000,000
Univ. of Michigan Univ. Rev. Series 2007 A, 3.87%, VRDN (a)	6,540,000	6,540,000
		15,840,000
Minnesota - 0.9%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN Series GS 07 1G, 3.82% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	700,000	700,000
Minneapolis Gen. Oblig. Participating VRDN Series Putters 641, 3.83% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	1,315,000	1,315,000
Univ. of Minnesota Participating VRDN Series MS 01 648, 3.82% (Liquidity Facility Morgan Stanley) (a)(b)	2,400,000	2,400,000
		4,415,000
Missouri - 0.4%
Missouri Health & Edl. Facilities Auth. Rev. (Washington Univ. Proj.) Series A, 3.88% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	1,920,000	1,920,000
Nebraska - 0.8%
Lancaster County Hosp. Auth. (Immanuel Health Sys. Proj.) Series 2000 A, 3.9%, LOC Allied Irish Banks PLC, VRDN (a)	4,100,000	4,100,000
Nevada - 4.6%
Clark County Arpt. Rev. Participating VRDN Series DB 180, 3.82% (Liquidity Facility Deutsche Bank AG) (a)(b)	6,855,000	6,855,000
Clark County Fuel Tax Participating VRDN Series PZ 138, 3.83% (Liquidity Facility Wells Fargo & Co.) (a)(b)	3,640,000	3,640,000
Las Vegas Gen. Oblig. 3.79%, LOC Lloyds TSB Bank PLC, VRDN (a)	4,540,000	4,540,000
Las Vegas Valley Wtr. District Series B, 3.87% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	5,600,000	5,600,000
Truckee Meadows Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 01 137, 3.9% (Liquidity Facility Societe Generale) (a)(b)	2,100,000	2,100,000
		22,735,000
New Jersey - 0.8%
New Jersey Trans. Trust Fund Auth. Participating VRDN Series PZ 116, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,110,000	4,110,000
Municipal Securities - continued
	Principal Amount	Value
New Mexico - 1.6%
Bernalillo County Gross Receipt Tax Rev. Participating VRDN Series Putters 1118, 3.83% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	$ 5,380,000	$ 5,380,000
Hurly Poll. Cont. Rev. (Kennecott Sante Fe Corp. Proj.) Series 1985, 3.9%, VRDN (a)	2,300,000	2,300,000
		7,680,000
New York - 10.4%
New York City Gen. Oblig.:
Participating VRDN Series PT 3844, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	660,000	660,000
Series 1994 A4, 3.84%, LOC WestLB AG, VRDN (a)	4,740,000	4,740,000
Series 1995 B5:
3.89% (MBIA Insured), VRDN (a)	2,000,000	2,000,000
3.89% (MBIA Insured), VRDN (a)	2,100,000	2,100,000
New York City Indl. Dev. Agcy. Rev. (One Bryant Park LLC Proj.) Series B, 3.91%, LOC Bank of America NA, LOC Citibank NA, VRDN (a)	33,500,000	33,500,000
New York City Transitional Fin. Auth. Rev. Series C, 3.89% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	2,400,000	2,400,000
Tobacco Settlement Asset Securitization Corp. Participating VRDN Series ROC II R519CE, 3.82% (Liquidity Facility Citibank NA) (a)(b)	5,600,000	5,600,000
		51,000,000
North Carolina - 1.9%
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series EGL 06 0139, 3.83% (Liquidity Facility Citibank NA) (a)(b)	2,900,000	2,900,000
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series MACN 05 G, 3.81% (Liquidity Facility Bank of America NA) (a)(b)	3,415,000	3,415,000
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. Participating VRDN Series Putters 918, 3.83% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	1,785,000	1,785,000
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series ROC II R 811, 3.82% (Liquidity Facility Citigroup, Inc.) (a)(b)	1,400,000	1,400,000
		9,500,000
Ohio - 2.0%
Cleveland-Cuyahoga County Port Auth. Rev. (Carnegie/96th Research Bldg., LLC Proj.) Series 2003, 3.83%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.):
Subseries B1, 3.93%, VRDN (a)	$ 2,000,000	$ 2,000,000
Subseries B3, 3.93%, VRDN (a)	3,000,000	3,000,000
Ohio Gen. Oblig. Participating VRDN Series ROC II R1068, 3.82% (Liquidity Facility Citigroup, Inc.) (a)(b)	2,875,000	2,875,000
		9,875,000
Oklahoma - 0.5%
Oklahoma Cap. Impt. Auth. Facilities Rev. (Higher Ed. Projs.) Series 2006 D4, 3.9% (CIFG North America Insured), VRDN (a)	2,400,000	2,400,000
Pennsylvania - 0.9%
Allegheny County Indl. Dev. Auth. Rev. (Sacred Heart High School Proj.) 3.79%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,000,000	1,000,000
Pennsylvania Gen. Oblig. Participating VRDN Series Merlots 04 B15, 3.83% (Liquidity Facility Wachovia Bank NA) (a)(b)	1,885,000	1,885,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Participating VRDN Series Putters 1378, 3.83% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,500,000	1,500,000
		4,385,000
South Carolina - 0.7%
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series PT 1877, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,640,000	3,640,000
Tennessee - 4.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) 3.9%, LOC Bank of America NA, VRDN (a)	1,900,000	1,900,000
Knoxville County Tennessee Health & Edl. Facilities Board (Johnson Bible College Proj.) 3.81%, LOC Regions Bank of Alabama, VRDN (a)	3,750,000	3,750,000
Sevier County Pub. Bldg. Auth. Rev. Series 6A1, 3.91% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	13,000,000	13,000,000
Sullivan County Health, Edl. & Hsg. Facilities Wellmont Health Hosp. Rev. Participating VRDN Series LB 06 F6, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	400,000	400,000
Tennessee Health & Edl. Facilities Board Rev. Participating VRDN Series LB 06 P10, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	1,185,000	1,185,000
		20,235,000
Municipal Securities - continued
	Principal Amount	Value
Texas - 11.4%
Arlington Spl. Oblig.:
Participating VRDN Series LB 05 L19, 3.87% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	$ 3,000,000	$ 3,000,000
Series B, 3.83% (MBIA Insured), VRDN (a)	2,300,000	2,300,000
Bell County Health Facilities Dev. Corp. Rev. (Scott & White Memorial Hosp. Proj.) Series 2001 2, 3.88% (MBIA Insured), VRDN (a)	2,260,000	2,260,000
Cypress-Fairbanks Independent School District Participating VRDN Series 86TP, 3.82% (Liquidity Facility Wells Fargo & Co.) (a)(b)	2,785,000	2,785,000
Denton County Gen. Oblig. Participating VRDN Series SGA 117, 3.9% (Liquidity Facility Societe Generale) (a)(b)	100,000	100,000
El Paso Independent School District Participating VRDN Series Putters 1035, 3.82% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	4,265,000	4,265,000
Frisco Independent School District Participating VRDN Series Putters 476, 3.83% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,385,000	1,385,000
Harris County Gen. Oblig. Participating VRDN Series Putters 1682, 3.82% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,000,000	4,000,000
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series B, 3.86% (Liquidity Facility JPMorgan Chase Bank) (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	2,630,000	2,630,000
Harris County Health Facilities Dev. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 1999 B, 3.88% (FSA Insured), VRDN (a)	1,900,000	1,900,000
Harris County-Houston Sports Auth. Spl. Rev. Participating VRDN Series PZ 65, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,450,000	1,450,000
Houston Gen. Oblig. Participating VRDN Series PT 2974, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,410,000	1,410,000
Houston Occupancy Tax and Spl. Rev. Participating VRDN Series MSTC 06 254, 3.82% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	2,290,000	2,290,000
Houston Util. Sys. Rev. Participating VRDN Series Putters 1070 B, 3.83% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	3,290,000	3,290,000
Leander Independent School District Participating VRDN Series Piper 05 C, 3.86% (Liquidity Facility Bank of New York, New York) (a)(b)	700,000	700,000
Mesquite Independent School District Participating VRDN Series Putters 1032, 3.83% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	2,985,000	2,985,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Northside Independent School District Participating VRDN Series LB 05 K17, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	$ 5,585,000	$ 5,585,000
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN Series Merlots 01 A10, 3.83% (Liquidity Facility Wachovia Bank NA) (a)(b)	5,760,000	5,760,000
3.83% (Liquidity Facility Bank of America NA), VRDN (a)	2,100,000	2,100,000
San Antonio Wtr. Sys. Rev. Participating VRDN Series MSTC 01 132, 3.9% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	1,600,000	1,600,000
Texas Participating VRDN Series ROC II R4020, 3.82% (Liquidity Facility Citigroup, Inc.) (a)(b)	2,330,000	2,330,000
Texas A&M Univ. Rev. Participating VRDN Series Putters 945, 3.83% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,980,000	1,980,000
		56,105,000
Utah - 7.9%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1991, 3.83%, LOC BNP Paribas SA, VRDN (a)	7,800,000	7,800,000
Salt Lake County Poll. Cont. Rev. (Svc. Station Hldgs., Inc. Proj.) Series B, 3.87%, VRDN (a)	15,000,000	15,000,000
Utah Higher Ed. Assoc. Auth. Participating VRDN Series LB 06 P64, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	2,105,000	2,105,000
Utah Trans. Auth. Sales Tax Rev. Participating VRDN Series MS 1197, 3.82% (Liquidity Facility Morgan Stanley) (a)(b)	14,020,000	14,020,000
		38,925,000
Virginia - 2.6%
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.) Series 2003 E, 3.88%, VRDN (a)	3,950,000	3,950,000
Richmond Pub. Util. Rev. Participating VRDN Series EGL 06 50 Class A, 3.83% (Liquidity Facility Citibank NA) (a)(b)	5,800,000	5,800,000
Virginia Commonwealth Trans. Board Participating VRDN Series BS 5033, 3.81% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	3,000,000	3,000,000
		12,750,000
Washington - 4.7%
King County School District #401 Highline Pub. Schools Participating VRDN Series PT 1423, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,040,000	1,040,000
Port of Seattle Rev. Participating VRDN Series DB 168, 3.82% (Liquidity Facility Deutsche Bank AG) (a)(b)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Washington - continued
Washington Gen. Oblig. Participating VRDN:
Series LB 06 P23U, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	$ 3,315,000	$ 3,315,000
Series MS 1161, 3.82% (Liquidity Facility Morgan Stanley) (a)(b)	6,330,000	6,330,000
Series ROC II R6070, 3.82% (Liquidity Facility Citigroup, Inc.) (a)(b)	8,645,000	8,645,000
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev.:
(Mirabella Proj.) Series A, 3.88%, LOC HSH Nordbank AG, VRDN (a)	870,000	870,000
(Panorama City Proj.) Series 1997, 3.92%, LOC KeyBank NA, VRDN (a)	2,005,000	2,005,000
		23,205,000
West Virginia - 0.4%
West Virginia Gen. Oblig. Participating VRDN Series Putters 1083, 3.83% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	1,990,000	1,990,000
Wisconsin - 2.1%
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series MT 339, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,810,000	5,810,000
Series B, 3.79%, LOC M&I Marshall & Ilsley Bank, VRDN (a)	3,500,000	3,500,000
3.79%, LOC M&I Marshall & Ilsley Bank, VRDN (a)	1,000,000	1,000,000
		10,310,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $489,740,000)		489,740,000
NET OTHER ASSETS - 0.3%		1,584,295
NET ASSETS - 100%		$ 491,324,295
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2007

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $489,740,000)		$ 489,740,000
Cash		1,664
Receivable for investments sold		678
Interest receivable		4,010,036
Total assets		493,752,378

Liabilities
Payable for investments purchased	$ 900,095
Distributions payable	1,504,424
Other payables and accrued expenses	23,564
Total liabilities		2,428,083

Net Assets		$ 491,324,295
Net Assets consist of:
Paid in capital		$ 491,154,086
Undistributed net investment income		21,906
Accumulated undistributed net realized gain (loss) on investments		148,303
Net Assets, for 491,141,602 shares outstanding		$ 491,324,295
Net Asset Value, offering price and redemption price per share ($491,324,295 ÷ 491,141,602 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended May 31, 2007

Investment Income
Interest		$ 16,825,147

Expenses
Custodian fees and expenses	$ 9,827
Independent trustees' compensation	1,589
Audit	27,581
Legal	818
Insurance	2,617
Miscellaneous	139
Total expenses before reductions	42,571
Expense reductions	(4,230)	38,341
Net investment income		16,786,806
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		148,303
Net increase in net assets resulting from operations		$ 16,935,109

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended May 31, 2007	Year ended May 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 16,786,806	$ 7,797,177
Net realized gain (loss)	148,303	33,514
Net increase in net assets resulting from operations	16,935,109	7,830,691
Distributions to shareholders from net investment income	(16,786,301)	(7,796,715)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	557,362,488	709,425,000
Cost of shares redeemed	(497,694,387)	(342,155,800)
Net increase (decrease) in net assets and shares resulting from share transactions	59,668,101	367,269,200
Total increase (decrease) in net assets	59,816,909	367,303,176

Net Assets
Beginning of period	431,507,386	64,204,210
End of period (including undistributed net investment income of $21,906 and undistributed net investment income of $0, respectively)	$ 491,324,295	$ 431,507,386

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,	2007	2006	2005	2004 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.036	.028	.017	.003
Distributions from net investment income	(.036)	(.028)	(.017)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	3.70%	2.87%	1.69%	.32%
Ratios to Average Net Assets E
Expenses before reductions	.01%	.02%	.02%	.03% A
Expenses net of fee waivers, if any	.01%	.02%	.02%	.01% A
Expenses net of all reductions	.01%	.01%	.02%	.01% A
Net investment income	3.63%	3.05%	1.51%	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 491,324	$ 431,507	$ 64,204	$ 244,839

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period February 3, 2004 (commencement of operations) to May 31, 2004.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2007

1. Organization.

Fidelity Tax-Free Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. There were no significant book-to-tax differences during the period.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	-
Undistributed ordinary income	49,267
Undistributed long-term capital gain	80,950

Cost for federal income tax purposes	$ 489,740,000

The tax character of distributions paid was as follows:

	May 31, 2007	May 31, 2006
Tax-exempt Income	$ 16,786,301	$ 7,796,715

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR), provides the Fund with investment management services. The Fund does not pay any fees for these services. FIMM and FMR have entered into a service agreement under which FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays Fidelity Service Company, Inc. (FSC), an affiliate of FMR, the fees for maintaining the accounting records of the Fund.

Effective April 1, 2007 the expense contract was amended whereby FMR will pay all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees and certain exceptions such as interest expense.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced expenses by $196.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $4,034.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and Shareholders of Fidelity Tax-Free Cash Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Tax-Free Cash Central Fund (the Fund), a fund of Fidelity Revere Street Trust, including the schedule of investments as of May 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from February 3, 2004 (commencement of operations) to May 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2007, by correspondence with the custodian and broker; where replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Tax-Free Cash Central Fund as of May 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended and for the period from February 3, 2004 (commencement of operations) to May 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

July 10, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 353 funds advised by FMR or an affiliate. Mr. Curvey oversees 314 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1996

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (71)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is Vice Chairman (2006-present) and Director of FMR Corp. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR Corp. (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-
present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-
2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-
2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-
1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Revere Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-
present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Tax-Free Cash Central. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-
2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of Tax-Free Cash Central. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-
2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-
2002).

Charles S. Morrison (46)

Year of Election or Appointment: 2005

Vice President of Tax-Free Cash Central. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present) and certain Asset Allocation Funds (2002-present). Previously, he served as Vice President of Fidelity's Bond Funds (2002-2005) and certain Balanced Funds (2002-2005). He served as Vice President (2002-2005) and Bond Group Leader (2002-2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002-present) and FMR (2002-present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (59)

Year of Election or Appointment: 2004

Vice President of Tax-Free Cash Central. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Michael Widrig (43)

Year of Election or Appointment: 2006

Vice President of Tax-Free Cash Central. Mr. Widrig also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Widrig worked as an analyst and manager.

Eric D. Roiter (58)

Year of Election or Appointment: 2004

Secretary of Tax-Free Cash Central. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of Tax-Free Cash Central. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), Vice President and Secretary of FDC (2006-present), and is an employee of FMR.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Tax-Free Cash Central. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Tax-Free Cash Central. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-
present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Tax-Free Cash Central. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-
present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Tax-Free Cash Central. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-
2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Tax-Free Cash Central. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Tax-Free Cash Central. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of Tax-Free Cash Central. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Tax-Free Cash Central. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Tax-Free Cash Central. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The Board of Trustees of Fidelity Tax-Free Cash Central Fund voted to pay on July 9, 2007, to shareholders of record at the opening of business on July 6, 2007, a distribution of $.0002 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2007, $80,950, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2007, 100% of the fund's income dividends was free from federal income tax, and .01% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Annual Report

Fidelity® Securities Lending
Cash Central Fund

Annual Report

May 31, 2007

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

1.734009.108 466367.1.0

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Actual	$ 1,000.00	$ 1,026.90	$ .02**
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.93	$ .02**

* Expenses are equal to the Fund's annualized expense ratio of .0049%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** If changes to expense contracts, effective April 1, 2007 had been in effect during the entire period, the annualized expense ratio would have been .0000% and the expenses paid in the actual and hypothetical examples above would have been $0.00 and $0.00, respectively.

Annual Report

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 5/31/07	% of fund's investments 11/30/06	% of fund's investments 5/31/06
0 - 30	95.6	95.6	96.2
31 - 90	1.6	2.1	0.5
91 - 180	0.0	1.2	0.6
181 - 397	2.8	1.1	2.7
Weighted Average Maturity
	5/31/07	11/30/06	5/31/06
Fidelity Securities Lending Cash Central Fund	9 Days	7 Days	9 Days
All Taxable Money Market Funds Average*	42 Days	41 Days	36 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2007	As of November 30, 2006
Government Securities 3.5%	Government Securities 5.0%
Repurchase Agreements 97.5%	Repurchase Agreements 95.4%
Net Other Assets** (1.0)%	Net Other Assets** (0.4)%

**Net Other Assets are not included in the pie chart.

Current and Historical Seven-Day Yields

	5/29/07	2/27/07	11/28/06	8/29/06	5/30/06
Fidelity Securities Lending Cash Central Fund	5.35%	5.33%	5.35%	5.32%	5.08%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Investments May 31, 2007

Showing Percentage of Net Assets

Federal Agencies - 3.5%
Due Date	Yield (a)	Principal Amount	Value
Fannie Mae - 1.1%
11/30/07 to 4/25/08	5.23 to 5.26%	$ 241,615,000	$ 233,126,350
Federal Home Loan Bank - 1.2%
7/2/07 to 2/13/08	5.19 to 5.39 (b)	249,000,000	248,937,136
Freddie Mac - 1.2%
3/3/08 to 5/27/08	5.23 to 5.32	263,189,000	253,726,457
TOTAL FEDERAL AGENCIES			735,789,943
Repurchase Agreements - 97.5%
	Maturity Amount
In a joint trading account at:
5.31% dated 5/31/07 due 6/1/07 (Collateralized by U.S. Government Obligations) #	$ 258,998,232	258,960,000
5.32% dated 5/31/07 due 6/1/07 (Collateralized by U.S. Government Obligations) #	17,632,118,589	17,629,515,000
With:
Citigroup Global Markets, Inc. At:
5.34%, dated 5/31/07 due 6/1/07 (Collateralized by Commercial Paper Obligations valued at $233,580,000, 0%, 6/26/07 - 8/2/07)	229,033,968	229,000,000
5.36%, dated 5/31/07 due 6/1/07 (Collateralized by Mortgage Loan Obligations valued at $277,200,000, 4.25% - 8%, 10/12/14 - 4/25/46)	264,039,325	264,000,000
Countrywide Securities Corp. At:
5.27%, dated 5/31/07 due 6/7/07 (Collateralized by Mortgage Loan Obligations valued at $515,000,000, 0% - 6%, 7/1/33 - 5/1/37)	500,512,361	500,000,000
5.35%, dated 5/30/07 due 6/28/07 (Collateralized by Corporate Obligations valued at $228,534,177, 5% - 7.52%, 5/25/08 - 11/25/37) (b)(c)	221,952,449	221,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Merrill Lynch, Pierce, Fenner & Smith At 5.35%, dated 5/31/07 due 6/1/07 (Collateralized by Mortgage Loan Obligations valued at $1,050,002,028, 0.04% - 6.95%, 8/25/29 - 4/25/47)	$ 1,000,148,681	$ 1,000,000,000
UBS Warburg LLC At 5.27%, dated 10/5/06 due 10/3/07 (Collateralized by Mortgage Loan Obligations valued at $200,852,912, 5.55% - 6.02%, 8/15/35 - 4/25/37) (b)(c)	205,362,138	195,000,000
TOTAL REPURCHASE AGREEMENTS		20,297,475,000
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $21,033,264,943)		21,033,264,943
NET OTHER ASSETS - (1.0)%		(208,624,878)
NET ASSETS - 100%		$ 20,824,640,065
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(c) The maturity amount is based on the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$258,960,000 due 6/01/07 at 5.31%
Banc of America Securities LLC	$ 135,174,149
Credit Suisse Securities (USA) LLC	123,785,851
$ 258,960,000
Repurchase Agreement / Counterparty	Value
$17,629,515,000 due 6/01/07 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 142,854,915
BNP Paribas Securities Corp.	202,652,932
Banc of America Securities LLC	5,926,192,257
Bank of America, NA	810,611,728
Barclays Capital, Inc.	1,569,678,278
Citigroup Global Markets, Inc.	405,305,864
Countrywide Securities Corp.	2,026,529,321
Greenwich Capital Markets, Inc.	202,652,932
Merrill Lynch Government Securities, Inc.	405,305,864
Societe Generale, New York Branch	1,519,896,990
UBS Securities LLC	4,053,058,641
WestLB AG	364,775,278
$ 17,629,515,000
Income Tax Information
At May 31, 2007, the fund had a capital loss carryforward of approximately $487,006 of which $35,629, $349,485 and $101,892 will expire on May 31, 2012, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2007

Assets
Investment in securities, at value (including repurchase agreements of $20,297,475,000) - See accompanying schedule: Unaffiliated issuers (cost $21,033,264,943)		$ 21,033,264,943
Cash		22,945,626
Interest receivable		8,509,377
Total assets		21,064,719,946

Liabilities
Payable for investments purchased	$ 115,144,873
Distributions payable	124,903,136
Other payables and accrued expenses	31,872
Total liabilities		240,079,881

Net Assets		$ 20,824,640,065
Net Assets consist of:
Paid in capital		$ 20,825,114,626
Undistributed net investment income		12,445
Accumulated undistributed net realized gain (loss) on investments		(487,006)
Net Assets, for 20,825,060,755 shares outstanding		$ 20,824,640,065
Net Asset Value, offering price and redemption price per share ($20,824,640,065 ÷ 20,825,060,755 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended May 31, 2007

Investment Income
Interest		$ 791,184,289

Expenses
Accounting fees and expenses	$ 762,267
Custodian fees and expenses	16,729
Independent trustees' compensation	47,578
Audit	31,620
Legal	12,587
Interest	79,777
Insurance	71,067
Miscellaneous	159
Total expenses before reductions	1,021,784
Expense reductions	(12,389)	1,009,395
Net investment income		790,174,894
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,966
Net increase in net assets resulting from operations		$ 790,176,860

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended May 31, 2007	Year ended May 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 790,174,894	$ 377,966,382
Net realized gain (loss)	1,966	112,936
Net increase in net assets resulting from operations	790,176,860	378,079,318
Distributions to shareholders from net investment income	(790,150,270)	(377,984,055)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	119,249,447,047	79,349,380,493
Cost of shares redeemed	(112,055,905,056)	(75,466,145,842)
Net increase (decrease) in net assets and shares resulting from share transactions	7,193,541,991	3,883,234,651
Total increase (decrease) in net assets	7,193,568,581	3,883,329,914

Net Assets
Beginning of period	13,631,071,484	9,747,741,570
End of period (including undistributed net investment income of $12,445 and distributions in excess of net investment income of $12,178, respectively)	$ 20,824,640,065	$ 13,631,071,484

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.053	.041	.020	.011	.016
Distributions from net investment income	(.053)	(.041)	(.020)	(.011)	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	5.45%	4.17%	2.04%	1.11%	1.59%
Ratios to Average Net Assets B
Expenses before reductions	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	.01%	.01%	.01%	.01%	.01%
Net investment income	5.32%	4.28%	2.13%	1.10%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,824,640	$ 13,631,071	$ 9,747,742	$ 7,949,808	$ 4,286,512

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2007

1. Organization.

Fidelity Securities Lending Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	-
Undistributed ordinary income	12,445
Capital loss carryforward	(487,006)

Cost for federal income tax purposes	$ 21,033,264,943

The tax character of distributions paid was as follows:

	May 31, 2007	May 31, 2006
Ordinary Income	$ 790,150,270	$ 377,984,055

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to

Annual Report

3. Operating Policies - continued

Repurchase Agreements - continued

ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average daily balance during the period for which reverse repurchase agreements were outstanding amounted to $51,296,308. The weighted average interest rate was 4.31%. At period end, there were no reverse repurchase agreements outstanding.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. FIMM and FMR have entered into a service agreement under which FMR pays FIMM a portion of the management fees it receives from the Investing Funds.

Effective April 1, 2007 the expense contract was amended whereby FMR will pay all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees and certain exceptions such as interest expense.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month. Effective April 1, 2007, under the amended expense contract, the Fund no longer pays accounting fees.

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced expenses by $8,957.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,432 respectively.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and the Shareholders of Fidelity Securities Lending Cash Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Securities Lending Cash Central Fund (a fund of Fidelity Revere Street Trust) at May 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Securities Lending Cash Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 12, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 353 funds advised by FMR or an affiliate. Mr. Curvey oversees 314 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1996

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (71)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is Vice Chairman (2006-present) and Director of FMR Corp. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR Corp. (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-
present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-
2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-
2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-
1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Revere Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-
present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Securities Lending Cash Central. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-
present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-
2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of Securities Lending Cash Central. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-
2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Charles S. Morrison (46)

Year of Election or Appointment: 2005

Vice President of Securities Lending Cash Central. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-
present) and certain Asset Allocation Funds (2002-present). Previously, he served as Vice President of Fidelity's Bond Funds (2002-2005) and certain Balanced Funds (2002-2005). He served as Vice President (2002-2005) and Bond Group Leader (2002-2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002-present) and FMR (2002-present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (59)

Year of Election or Appointment: 2002

Vice President of Securities Lending Cash Central. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-
present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-
present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Timothy R. Huyck (42)

Year of Election or Appointment: 2004

Vice President of Securities Lending Cash Central. Mr. Huyck also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Huyck worked as a trader and portfolio manager.

Eric D. Roiter (58)

Year of Election or Appointment: 1999

Secretary of Securities Lending Cash Central. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of Securities Lending Cash Central. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), Vice President and Secretary of FDC (2006-present), and is an employee of FMR.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Securities Lending Cash Central. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-
present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Securities Lending Cash Central. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Securities Lending Cash Central. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Securities Lending Cash Central. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Securities Lending Cash Central. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Securities Lending Cash Central. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of Securities Lending Cash Central. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Securities Lending Cash Central. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Securities Lending Cash Central. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

A total of 2.06% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

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Item 2. Code of Ethics

As of the end of the period, May 31, 2007, Fidelity Revere Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended May 31, 2007 and May 31, 2006, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Cash Central Fund, Fidelity Municipal Cash Central Fund and Fidelity Securities Lending Cash Central Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2007A	2006A
Fidelity Cash Central Fund	$40,000	$32,000
Fidelity Municipal Cash Central Fund	$36,000	$33,000
Fidelity Securities Lending Cash Central Fund	$40,000	$32,000
All funds in the Fidelity Group of Funds audited by PwC	$13,900,000	$12,500,000
A	Aggregate amounts may reflect rounding.

For the fiscal years ended May 31, 2007 and May 31, 2006, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Tax-Free Cash Central Fund (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2007A	2006A
Fidelity Tax-Free Cash Central Fund	$28,000	$25,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$6,900,000	$5,900,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended May 31, 2007 and May 31, 2006, the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2007A	2006A
Fidelity Cash Central Fund	$0	$0
Fidelity Municipal Cash Central Fund	$0	$0
Fidelity Securities Lending Cash Central Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended May 31, 2007 and May 31, 2006, the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2007A	2006A
Fidelity Tax-Free Cash Central Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended May 31, 2007 and May 31, 2006, the aggregate Audit-Related Fees that were billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2007A	2006A
PwC	$0	$0
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended May 31, 2007 and May 31, 2006, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2007A	2006A
Fidelity Cash Central Fund	$1,900	$1,800
Fidelity Municipal Cash Central Fund	$1,900	$1,800
Fidelity Securities Lending Cash Central Fund	$1,900	$1,800
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended May 31, 2007 and May 31, 2006, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2007A	2006A
Fidelity Tax-Free Cash Central Fund	$4,200	$3,100
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended May 31, 2007 and May 31, 2006, the aggregate Tax Fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2007A	2006A
PwC	$0	$0
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended May 31, 2007 and May 31, 2006, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2007A	2006A
Fidelity Cash Central Fund	$500	$1,100
Fidelity Municipal Cash Central Fund	$500	$1,100
Fidelity Securities Lending Cash Central Fund	$500	$1,100
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended May 31, 2007 and May 31, 2006, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the fund is shown in the table below.

Fund	2007A	2006A
Fidelity Tax-Free Cash Central Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended May 31, 2007 and May 31, 2006, the aggregate Other Fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2007A	2006A
PwC	$170,000	$155,000
Deloitte Entities	$180,000	$255,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2007 and May 31, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2007 and May 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2007 and May 31, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2007 and May 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2007 and May 31, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2007 and May 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not applicable.

(g) For the fiscal years ended May 31, 2007 and May 31, 2006, the aggregate fees billed by PwC of $1,680,000A and $1,100,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2007A	2006A
Covered Services	$180,000	$170,000
Non-Covered Services	$1,500,000	$930,000
A	Aggregate amounts may reflect rounding.

For the fiscal years ended May 31, 2007 and May 31, 2006, the aggregate fees billed by Deloitte Entities of $610,000A and $580,000A for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2007A	2006A
Covered Services	$185,000	$260,000
Non-Covered Services	$425,000	$320,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audit of the funds, taking into account representations from PwC and Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding their independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 17, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 17, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 17, 2007